Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2026
Cash and cash equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	2026	2025
	US$	US$
Bank balances	3,938,121	6,919,869